Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

July 15, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the YieldMax® SPCX Option Income Strategy ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective July 12, 2026, and filed electronically as Post-Effective Amendment No. 676 to the Trust’s Registration Statement on Form N-1A on July 10, 2026.

If you have any questions or require further information, please contact Michael Pellegrino at (262) 318-8442 or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino
Michael Pellegrino
General Counsel
Tidal Investments LLC, on behalf of Tidal Trust II